Summary of significant accounting policies - Functional currency and foreign currency translation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Foreign exchange gain	¥ 70,265	¥ 1,156,606
Foreign exchange loss			¥ 222,684